UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5473

                      Oppenheimer Multi-Sector Income Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
U.S. GOVERNMENT SECTOR--7.3%
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.3%
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 1                                 $ 4,845,000       $  4,388,175
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                  470,000            631,129
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                               550,000            548,465
4.25%, 7/15/07 2                                                           1,985,000          2,017,647
7.25%, 5/15/30                                                               270,000            357,806
-----------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips,
5.85%, 1/15/21 1                                                             715,000            328,575
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                               115,000            150,933
Series A, 6.79%, 5/23/12                                                   6,927,000          8,031,406
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.50%, 8/15/28                                          152,000            169,949
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06-10/31/06                                                    3,095,000          3,059,914
2.75%, 7/31/06-8/15/07 3                                                     961,000            950,693
                                                                                        -------------------
Total U.S. Government Sector (Cost $20,565,378)                                              20,634,692

CORPORATE SECTOR--32.9%
-----------------------------------------------------------------------------------------------------------

                                                                              Shares
COMMON STOCKS--0.6%
Broadwing Corp.                                                                  344              1,892
-----------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc. 4,5                                            18                 --
-----------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                                               793                 --
-----------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                             6,198             10,475
-----------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 4,5                                                120            156,133
-----------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                          34,718             63,881
-----------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                3,873            162,434
-----------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                 6,880             24,355
-----------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                      24,061             13,474
-----------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                            1,501             40,902
-----------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                        173              6,297
-----------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                        815             15,721
-----------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                    3,879            263,888
-----------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                         651              6,614
-----------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                           5,655            120,847
-----------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                   8,013            145,436
-----------------------------------------------------------------------------------------------------------
Prandium, Inc. 4,5                                                            14,499                188
-----------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                             220              1,496
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4,5                                                     264             10,428
-----------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,5                                                       2,500             13,750
-----------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                                53,053            518,328
-----------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,5                                                              676                 14
-----------------------------------------------------------------------------------------------------------

1     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------
                                                                              SHARES              VALUE
COMMON STOCKS  CONTINUED
XO Communications, Inc. 4                                                      1,091        $     3,000
                                                                                        -------------------
                                                                                              1,579,553

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--31.4%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 6                            $    70,000             72,450
-----------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                     300,000            337,125
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                   200,000            213,000
-----------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 6                                                       30,000             29,625
8.375% Sr. Sub. Nts., 12/15/14 6                                             250,000            238,750
-----------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                           400,000            413,000
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                    600,000            582,000
-----------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                   200,000            177,000
-----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                       275,000            279,125
-----------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                         200,000            225,705
-----------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                    200,000            231,000
-----------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 6                                             200,000            209,000
10.25% Sr. Sec. Nts., Series B, 7/15/13                                      100,000            118,000
-----------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                       100,000            105,500
-----------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                    75,000             69,000
                                                                                       --------------------
                                                                                              3,300,280

-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                             400,000            394,000
-----------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                250,000            275,625
-----------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                              200,000            221,500
-----------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 4,5,7                                                                   5,500                 --
-----------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 6                                    45,000             47,138
-----------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                           145,000            155,875
-----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 5/15/08                                    200,000            220,009
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                       200,000            221,750
-----------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12             200,000            226,000
-----------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                         75,000             78,750
-----------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                                       500,000            567,500
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                     200,000            197,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                           150,000            167,250
-----------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 6.375% Sr. Sub. Nts., 7/15/09               150,000            153,188
-----------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                    300,000            325,500
-----------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12            325,000            347,750
-----------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                               450,000            430,875
9.625% Sr. Nts., 6/1/14                                                        9,000              8,528
9.75% Sr. Nts., 4/15/13                                                       50,000             47,875
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12           400,000            458,000
-----------------------------------------------------------------------------------------------------------

2     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

Hotels, Restaurants & Leisure Continued
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14             $      500,000        $   517,500
-----------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11          500,000            547,500
-----------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10            200,000            236,000
-----------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts.,
6/15/10 8                                                                    131,000            148,685
-----------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,                750,000            740,625
12/1/14 6                                                                              --------------------
                                                                                              6,734,423

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                             500,000            551,250
-----------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                   125,000            136,563
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 2                            500,000            604,309
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                 300,000            334,500
-----------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                               500,000            567,186
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                          500,000            553,167
-----------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11 5                              150,000            166,500
-----------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                             175,000            179,375
-----------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                         100,000            116,500
-----------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                          200,000            223,500
-----------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                            200,000            225,500
                                                                                       --------------------
                                                                                              3,658,350

-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 6                             75,000             76,688
-----------------------------------------------------------------------------------------------------------
MEDIA--4.3%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 4,7                                       250,000            205,000
9.875% Sr. Nts., Series B, 3/1/07 4,7                                        300,000            253,500
10.25% Sr. Unsec. Nts., 11/1/06 4,7                                          100,000             85,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,7                                     200,000            179,000
10.875% Sr. Unsec. Nts., 10/1/10 4,7                                         100,000             87,000
-----------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                     150,000            155,250
-----------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                              100,000             99,625
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                           360,000            373,500
-----------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                     200,000            214,500
-----------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 9                              175,000            122,500
8.375% Sr. Nts., Second Lien, 4/30/14 6                                    1,500,000          1,545,000
-----------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                          100,000            112,500
-----------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 9                    200,000            152,000
-----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                                       425,000            465,375
-----------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                                        100,000            112,500
-----------------------------------------------------------------------------------------------------------
Dex Media West LLC, 5.875% Sr. Nts., 11/15/11 6                              300,000            294,750
-----------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                      150,000            163,875
9.875% Sr. Sub. Nts., 8/15/13                                                293,000            333,654
-----------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                    150,000            160,125
-----------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.                 475,000            537,344
Unsec. Nts., 3/15/13

3     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

Media Continued
EchoStar DBS Corp., 6.625% Sr. Nts., 10/1/14 6                           $   575,000       $    583,625
-----------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09              100,000            107,000
-----------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                       9,000              8,708
-----------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                           150,000            152,250
-----------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                  100,000            111,000
-----------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13          459,000            460,148
-----------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13                  100,000            100,000
-----------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                       380,000            506,023
-----------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 6                                       350,000            382,375
-----------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                         500,000            515,000
8.875% Sr. Unsec. Nts., 5/15/11                                                9,000              9,540
-----------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 6          200,000            235,000
-----------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11               200,000            218,500
-----------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 6                      300,000            339,000
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                           1,200,000          1,254,000
8.75% Sr. Sub. Nts., 12/15/11                                                300,000            321,000
-----------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                      300,000            315,750
-----------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                    100,000            109,250
-----------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 6,9                                        420,000            282,450
6.905% Sr. Nts., 12/15/11 6,10                                                60,000             60,900
-----------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                               300,000            285,750
                                                                                       --------------------
                                                                                             12,009,767

-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc., 9.875% Nts., 10/1/11                                             200,000            237,500
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                     200,000            212,500
-----------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub.
Nts., 10/15/14 6                                                             150,000            157,875
-----------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08                                                                       100,000            103,792
-----------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                 150,000            163,500
                                                                                       --------------------
                                                                                                637,667

-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 6                                      400,000            442,000
-----------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Nts., 1/15/15 6                                                    200,000            195,500
11.625% Sr. Unsec. Nts., 1/15/08                                             200,000            210,500
12.25% Sr. Nts., 12/15/12                                                     50,000             54,250
-----------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                             150,000            160,500
-----------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                        100,000            108,000
                                                                                       --------------------
                                                                                              1,170,750

-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                    100,000            109,250
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                     209,000            190,713

4     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                             $   250,000       $    260,625
9.50% Sr. Sec. Nts., 2/15/11                                                 100,000            108,000
                                                                                       --------------------
                                                                                                559,338
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 5                50,000             51,000
-----------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 6,8                                              60,000             60,900
8.625% Sr. Sub. Nts., 12/15/12                                               200,000            223,250
-----------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                  375,000            400,313
-----------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11                          50,000             53,938
-----------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                  100,000            109,750
-----------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13 6                 200,000            184,000
-----------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08 5                                       400,000            426,000
8% Sr. Nts., Series B, 10/15/09                                              300,000            332,625
                                                                                       --------------------
                                                                                              1,841,776

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 6                      100,000            101,500
-----------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8% Sr. Sec. Nts., 3/1/11                             300,000            328,500
                                                                                       --------------------
                                                                                                430,000

-----------------------------------------------------------------------------------------------------------
ENERGY--2.2%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc., 6.125% Sr. Nts., 12/1/14 6                 100,000            100,250
-----------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                         100,000            109,000
-----------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10 5           200,000            212,250
                                                                                       --------------------
                                                                                                421,500

-----------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 6                                                   100,000            102,500
6.875% Sr. Unsec. Nts., 1/15/16                                              336,000            351,120
-----------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                               709,000            740,905
-----------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                775,000            809,875
-----------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                     200,000            216,000
-----------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                           75,000             76,125
-----------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14 6              200,000            212,000
-----------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                          410,000            459,200
8.50% Unsub. Nts., 2/15/08                                                   265,000            296,668
9.125% Unsec. Unsub. Nts., 10/13/10                                          410,000            489,950
-----------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                         500,000            577,500
-----------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Sub. Nts., 12/15/14 6                          160,000            157,200
-----------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                    100,000            108,000
9.625% Sr. Sub. Nts., 4/1/12                                                   9,000             10,283
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                                         800,000            892,000
8.75% Unsec. Nts., 3/15/32                                                   500,000            602,500
-----------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                    100,000            117,569
                                                                                       --------------------
                                                                                              6,219,395

5     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------
FINANCIALS--1.1%
CAPITAL MARKETS--0.3%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                $   100,000       $     85,750
-----------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                          200,000            229,000
-----------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series
B, 9/30/08                                                                   800,000            540,000
                                                                                       --------------------
                                                                                                854,750

-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                    300,000            343,500
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 6                             75,000             77,625
-----------------------------------------------------------------------------------------------------------
Universal City Florida:
7.20% Sr. Nts., 5/1/10 5,10                                                   50,000             52,250
8.375% Sr. Nts., 5/1/10 5                                                     50,000             52,250
                                                                                       --------------------
                                                                                                182,125

-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                       294,000            332,220
-----------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                    400,000            435,000
-----------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                  359,000            389,515
                                                                                       --------------------
                                                                                              1,156,735

-----------------------------------------------------------------------------------------------------------
HEALTH CARE--2.6%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12          174,000            192,923
-----------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 12.86% Sr. Disc. Nts., 5/15/08 1                  500,000            336,250
-----------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 5          150,000            154,500
                                                                                       --------------------
                                                                                                683,673

-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 6                            150,000            161,625
-----------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                         100,000            105,000
-----------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 6              150,000            150,750
-----------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 6                        70,000             71,400
-----------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts.,
7/1/10                                                                       100,000            111,500
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                 900,000            969,750
-----------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                               550,000            560,554
6.375% Nts., 1/15/15                                                         600,000            606,527
-----------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                          800,000            806,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                           9,000              9,529
-----------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12 5            200,000            235,000
-----------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                        600,000            618,000
-----------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                       259,000            293,965
-----------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 5                  150,000            170,250
-----------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 5                400,000            444,000
-----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                     387,000            349,268
7.375% Nts., 2/1/13                                                            9,000              8,325
9.875% Sr. Nts., 7/1/14 6                                                    250,000            260,625


6     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES CONTINUED
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                     $   200,000       $    210,250
7% Sr. Sub. Nts., 11/15/13                                                   200,000            203,500
-----------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 6                                                       100,000            109,000
10.75% Sr. Sub. Nts., 8/15/14 6                                              100,000            114,750
                                                                                       --------------------
                                                                                              6,569,568

-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 6                          70,000             72,275
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.3%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11               200,000            216,500
-----------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                               100,000            110,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                          209,000            214,225
-----------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15 6                    208,000            208,000
-----------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                        150,000            168,750
-----------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                              200,000            213,000
-----------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                     134,000            151,420
11% Sr. Sub. Nts., 2/15/13                                                    97,000            113,975
-----------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                       100,000            100,000
                                                                                       --------------------
                                                                                              1,495,870

-----------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,7                        1,260,000            573,300
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                     100,000            110,000
-----------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 6            60,000             58,200
-----------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                           156,000            174,720
                                                                                       --------------------
                                                                                                342,920

-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                      300,000            274,500
7.875% Sr. Nts., 4/15/13                                                     400,000            399,000
-----------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                  200,000            176,000
-----------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                    200,000            198,000
-----------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09 5                      100,000            110,500
-----------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07 5                                                                     600,000            609,624
-----------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09              192,000            192,720
-----------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12 5                                300,000            324,000
-----------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                              400,000            406,000
-----------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                      100,000            110,750
                                                                                       --------------------
                                                                                              2,801,094

-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                    64,000             73,440
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 5                          50,000             50,563

7     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28             $      400,000        $   406,000
                                                                                       --------------------
                                                                                                456,563
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13           30,000             26,250
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                    500,000            531,875
-----------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 6                              100,000            101,250
-----------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 6                     50,000             51,375
-----------------------------------------------------------------------------------------------------------
Hexcel Corp., 6.75% Sr. Sub. Nts., 2/1/15 6                                  105,000            105,656
-----------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                       300,000            322,500
-----------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                      100,000            111,000
-----------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                            400,000            441,000
-----------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                             200,000            222,500
-----------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                            150,000            150,000
                                                                                       --------------------
                                                                                              2,037,156

-----------------------------------------------------------------------------------------------------------
MARINE--0.2%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 4,5,7                                                                750,000            603,750
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09              200,000            209,000
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                              400,000            374,000
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11             150,000            174,375
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                       300,000            269,250
-----------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 4,5,7                                                              1,150,000            603,750
                                                                                       --------------------
                                                                                                873,000

-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                        400,000            432,000
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                     300,000            325,875
-----------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 6                            175,000            184,188
                                                                                       --------------------
                                                                                                510,063

-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 4,5,7           160,138                 --
-----------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4,5,7 [EUR]                    500,000             26,068
                                                                                       --------------------
                                                                                                 26,068

-----------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                            250,000            256,875
-----------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                  50,000             53,750
                                                                                       --------------------
                                                                                                310,625
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12 6                75,000             75,188
-----------------------------------------------------------------------------------------------------------
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                 194,000            226,980
-----------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                  300,000            298,500
-----------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14               100,000            108,375


8     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 6            $      500,000        $   500,000
                                                                                       --------------------
                                                                                              1,209,043

-----------------------------------------------------------------------------------------------------------
MATERIALS--4.4%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Crompton Corp., 9.875% Sr. Nts., 8/1/12 6                                    125,000            140,625
-----------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                               200,000            221,000
10.125% Sr. Unsec. Nts., 9/1/08                                                9,000             10,305
10.625% Sr. Unsec. Nts., 5/1/11                                              200,000            231,000
-----------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                              9,000             10,530
11.75% Sr. Nts., 7/15/12 6                                                   375,000            446,250
-----------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts.,
12/31/09 1                                                                   300,000            169,875
-----------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                          600,000            657,000
-----------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13 5                            9,000             11,003
-----------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 5                              150,000            162,375
-----------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                          200,000            219,000
-----------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 5,9                    100,000             63,000
-----------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                      9,000              9,765
9.625% Sr. Sec. Nts., Series A, 5/1/07                                       100,000            109,750
9.80% Debs., 2/1/20                                                           50,000             56,750
9.875% Sec. Nts., Series B, 5/1/07                                           200,000            210,000
10.50% Sr. Sec. Nts., 6/1/13                                                 125,000            148,125
-----------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                 50,000             55,750
-----------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.05% Sr. Sec. Nts., 12/31/06 10                          14,145             14,923
-----------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                               400,000            432,000
10.625% Sr. Unsec. Nts., 5/15/10                                               9,000             10,080
-----------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14 6             50,000             51,750
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 11                     204,568            204,568
-----------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                             129,000            144,158
                                                                                       --------------------
                                                                                              3,789,582

-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                      200,000            233,000
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 6                                                    50,000             52,125
9.875% Sub. Nts., 10/15/14 6                                                 100,000            105,250
-----------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                      250,000            271,250
9.50% Sr. Sub. Nts., 8/15/13                                                 200,000            224,000
-----------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                      450,000            479,250
-----------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                 9,000              9,833
8.875% Sr. Sec. Nts., 2/15/09                                                900,000            977,625
-----------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 9                      200,000            187,000
-----------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                   200,000            205,750

9     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                         $      250,000        $   275,000
9.75% Sr. Unsec. Nts., 2/1/11                                                400,000            439,000
-----------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12 5                         250,000            261,250
                                                                                       --------------------
                                                                                              3,487,333

-----------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                               259,000            267,418
-----------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                             200,000            205,000
-----------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                  200,000            198,500
-----------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 6                              250,000            268,125
-----------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 6                             100,000            105,250
-----------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                        200,000            226,000
-----------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                        400,000            449,000
-----------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 4,7                                                                 500,000            437,500
-----------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                       250,000            285,000
-----------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 6,8                                   220,000            226,600
-----------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                              200,000            223,000
-----------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13              200,000            215,000
-----------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                200,000            220,000
-----------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 5                               100,000            112,375
-----------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                      168,000            192,780
10.75% Sr. Nts., 8/1/08                                                      260,000            308,750
                                                                                       --------------------
                                                                                              3,940,298

-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                           50,000             54,000
-----------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                       500,000            577,500
-----------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 6                                              109,000            109,545
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                               200,000            185,500
                                                                                       --------------------
                                                                                                926,545

-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12 6                     150,000            151,500
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                         300,000            300,750
-----------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                    200,000            213,250
-----------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 10                                            333,000            341,325
7.688% Sr. Unsec. Nts., 5/1/09 10                                            250,000            261,563
-----------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 4,5,7                                     523,854              7,858
-----------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                      134,000            132,325
-----------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 6                                          700,000            799,750
-----------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 6                                                         925,000          1,103,063
14.50% Nts., 12/15/14 6                                                      400,000            503,000
-----------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 4,5,7                               200,000                 --
-----------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11               75,000             73,875
                                                                                       --------------------
                                                                                              3,888,259

10     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                          $        9,000        $    10,530
12.50% Sr. Unsec. Nts., 2/1/11                                               200,000            227,000
-----------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                 100,000            103,250
-----------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 1            400,000            302,500
-----------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 10                               600,000            699,000
-----------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 4,5,7             554,000                 --
-----------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                             300,000            341,250
-----------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                    200,000            217,000
-----------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, 8.375% Sec. Nts., 11/1/11 6                          50,000             52,875
-----------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                        152,000            112,860
-----------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32% Sr. Sec. Nts., 1/15/12 6,10                             40,000             40,200
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                       1,140,000          1,262,550
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                                      150,000            150,000
9.75% Sr. Sub. Nts., 1/15/10                                                   9,000              8,730
9.875% Sr. Nts., 2/1/10                                                      150,000            160,500
-----------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 6                          200,000            209,250
-----------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 9                                                   659,000            570,859
-----------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                              300,000            290,250
-----------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                       129,000            150,930
                                                                                       --------------------
                                                                                              4,909,534

-----------------------------------------------------------------------------------------------------------
UTILITIES--2.7%
ELECTRIC UTILITIES--2.1%
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                     366,797            405,311
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                   100,000            111,441
-----------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                        9,000              9,574
7.75% Sr. Nts., 8/1/10                                                       100,000            108,375
9.875% Sr. Unsec. Nts., 10/15/07                                             900,000          1,000,125
-----------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11 5                                                                   438,000            472,226
-----------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                          800,000            898,000
-----------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 4,7            600,000            664,500
-----------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                            100,000            109,500
-----------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 6                               550,000            595,375
-----------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                          150,000            147,000
-----------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                 359,000            401,183
9.50% Sr. Sec. Nts., 7/15/13                                                 200,000            225,000
-----------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                          300,000            327,375
-----------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 6                                 200,000            208,000
                                                                                       --------------------
                                                                                              5,682,985
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                                               200,000            217,000

11    |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
GAS UTILITIES CONTINUED
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                          $      100,000        $   106,145
                                                                                       --------------------
                                                                                                323,145

-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                        275,000            257,125
8.75% Sr. Nts., 2/15/12                                                        9,000              9,090
10.125% Sr. Sec. Nts., 7/15/13 6                                             900,000          1,003,500
-----------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                            131,808            146,389
-----------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 6                           30,000             31,023
                                                                                       --------------------
                                                                                              1,447,127

                                                                                       --------------------
                                                                                             88,425,635

                                                                              Shares
PREFERRED STOCKS--0.7%
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 6                     600             44,062
-----------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 4,5,11                                                                  249                 25
-----------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 4,5                                                                   4,000            321,000
-----------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 5,11                                       43            353,675
14.25% Cum. Jr. Exchangeable, Non-Vtg. 4,5,11                                      1              6,457
-----------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                 4,000            240,080
-----------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                            3                 11
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4,5,11                    115            104,363
-----------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 5               5,750            858,188
                                                                                       --------------------
                                                                                              1,927,861

                                                                           Principal
                                                                              Amount
STRUCTURED NOTES--0.2%
Deutsche Bank AG, Videocon International Ltd. Credit Linked Nts,
2.693%, 12/29/09                                                      $      650,000            650,000
                                                                                       --------------------
Total Corporate Sector (Cost $89,941,707)                                                    92,583,049

CONVERTIBLE SECTOR--0.0%
-----------------------------------------------------------------------------------------------------------

                                                                               Units
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
American Tower Corp. Wts., Exp. 8/1/08 4,6                                       400             92,200
-----------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,5                                            300                 --
-----------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,5                                 600                 --
-----------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 4,5                           800                 --
-----------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 4,5                              700                  7
-----------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 4,5                                       1,000                 --
-----------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 4,5                                4,125                 --
-----------------------------------------------------------------------------------------------------------

12     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES CONTINUED
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 4,5                                                               6,035        $        30
Exp. 5/16/06 4,5                                                                   9                 --
-----------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 4,5                                             720                 --
-----------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,5                         400                 --
-----------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 4,5                         975                 10
-----------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 4,5                               700                  7
-----------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,5                                              500                  5
-----------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                     6,738              1,145
-----------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 4,5                                    6,400                 --
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 4,5                                 431              2,433
-----------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                                500                336
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                            2,188                941
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                            1,641                689
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                            1,641                443
                                                                                       --------------------
Total Convertible Sector (Cost $45,816)                                                          98,246

-----------------------------------------------------------------------------------------------------------
INTERNATIONAL SECTOR--46.0%
-----------------------------------------------------------------------------------------------------------

                                                                              Shares
COMMON STOCKS--0.3%
COLT Telecom Group plc, ADR 4                                                  7,020             30,186
-----------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                       44,358            747,432
-----------------------------------------------------------------------------------------------------------
Telus Corp.                                                                      539             15,092
-----------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 4,5                                                877              1,009
-----------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                               31,882            196,541
                                                                                       --------------------
                                                                                                990,260

                                                                           Principal
                                                                              Amount
CORPORATE BONDS AND NOTES--4.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.3%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                      $      333,000            351,315
-----------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                  200,000            235,500
                                                                                       --------------------
                                                                                                586,815

-----------------------------------------------------------------------------------------------------------
MEDIA--0.1%
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                       200,000            218,250
-----------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Second Priority Nts., 3/15/15 6            75,000             77,250
                                                                                       --------------------
                                                                                                295,500

-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.4%
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 6                                                    100,000            104,500
8.50% Sr. Sub. Nts., 8/1/14 6                                                250,000            250,625
                                                                                       --------------------
                                                                                                355,125


13     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES CONTINUED
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                               $      100,000        $   109,500
-----------------------------------------------------------------------------------------------------------

United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 5 [GBP]           500,000            967,622
                                                                                       --------------------
                                                                                              1,077,122

-----------------------------------------------------------------------------------------------------------
ENERGY--1.1%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                          1,000,000          1,035,000
-----------------------------------------------------------------------------------------------------------
OIL & GAS--0.8%
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                  1,520,000          1,615,654
-----------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukrainy, 8.125% Bonds, 9/30/09                                   50,000             52,228
-----------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 6                                  520,000            527,150
                                                                                       --------------------
                                                                                              2,195,032

-----------------------------------------------------------------------------------------------------------
FINANCIALS--0.3%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%

BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 6          500,000            557,500
-----------------------------------------------------------------------------------------------------------
BANKS--0.1%
Inter-American Development Bank, 6.26% Nts., 12/8/09 5,10 [BRR]              320,000            122,968
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--0.0%
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 6                               110,000            108,900
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.4%
-----------------------------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                     300,000            349,500
-----------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts., 12/31/07 6,11            193,615             89,566
                                                                                       --------------------
                                                                                                439,066

-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Stena AB:
7% Sr. Nts., 12/1/1 6                                                       200,000            194,500
7.50% Sr. Unsec. Nts., 11/1/13                                               232,000            237,220
9.625% Sr. Nts., 12/1/12                                                     150,000            168,750
                                                                                       --------------------
                                                                                                600,470

-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.2%
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14 6              400,000            394,000
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.0%
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 6                    30,000             31,463
-----------------------------------------------------------------------------------------------------------
MATERIALS--0.9%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                             87,434             93,117
-----------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                    275,000            314,188
                                                                                       --------------------
                                                                                                407,305

-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                  300,000            336,000
10.875% Sr. Sec. Nts., 3/1/13                                                100,000            117,750
-----------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                               200,000            222,000
                                                                                       --------------------
                                                                                                675,750

-----------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
Alrosa Finance SA, 8.875% Nts., 11/17/14                                     220,000            227,700

14     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Asia Aluminum Holdings Ltd., 8% Sr. Sec. Nts., 12/23/11 5             $      385,000        $   386,925
-----------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                162,000            200,475
                                                                                       --------------------
                                                                                                815,100

-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                               225,000            242,719
-----------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 5,11 [EUR]                          50,000             65,496
-----------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50% Sr. Unsec. Nts., 2/1/11                         9,000              8,955
-----------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 6,11                   156,000            175,500
                                                                                       --------------------
                                                                                                492,670

-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.5%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 6                            150,000            156,938
-----------------------------------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                                              596,000            643,892
                                                                                       --------------------
                                                                                                800,830

-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Rogers Wireless Communications, Inc.:
7.50% Sr. Sec. Nts., 3/15/15 6                                               350,000            377,125
8% Sr. Sub. Nts., 12/15/12 6                                                 250,000            268,750
                                                                                       --------------------
                                                                                                645,875

-----------------------------------------------------------------------------------------------------------
UTILITIES--0.1%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 5                           210,000            207,690
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08             175,000            129,500
                                                                                       --------------------
                                                                                             11,973,681

-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--32.9%
-----------------------------------------------------------------------------------------------------------
ARGENTINA--1.0%
Argentina (Republic of) Bonds:
1.98%, 8/3/12 10                                                           2,220,000          1,866,971
2.352%, 5/3/05 10                                                             24,000             23,751
8.50%, 7/30/10 4,7 [EUR]                                                     130,000             49,329
9%, 5/24/05 4,7 [EUR]                                                        130,000             49,286
Series PRE8, 2%, 1/3/10 4,5,7 [ARP]                                          810,000            431,161
Series PR12, 2%, 1/3/16 4,5,7 [ARP]                                          551,273            259,356
---------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 4,5,7                           185,000            102,675
-----------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 4,5,7 [ARP]                                       45,454             18,614
                                                                                      ---------------------
                                                                                              2,801,143

-----------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                              3,360,000          2,655,388
-----------------------------------------------------------------------------------------------------------
AUSTRIA--1.1%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                          1,465,000          2,540,689
-----------------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]                   470,000            653,609
                                                                                       --------------------
                                                                                              3,194,298


15     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

BELGIUM--1.4%
Belgium (Kingdom of) Bonds:
Series 19, 6.50%, 3/31/05 [EUR]                                              730,000        $   957,952
Series 26, 6.25%, 3/28/07 [EUR]                                            1,465,000          2,059,567
Series 28, 5.75%, 3/28/08 [EUR]                                              550,000            783,252
                                                                                       --------------------
                                                                                              3,800,771

-----------------------------------------------------------------------------------------------------------
BRAZIL--1.9%
Brazil (Federal Republic of) Bonds:
8.875%, 10/14/19                                                             480,000            496,800
10.50%, 7/14/14                                                              270,000            315,225
Series 15 yr., 3.125%, 4/15/09 10                                              5,294              5,268
-----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14                                                 3,097,284          3,172,781
-----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                              460,000            565,110
-----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                                  305,000            349,225
Cl. B, 8.875%, 4/15/24                                                       536,000            541,360
                                                                                       --------------------
                                                                                              5,445,769

-----------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                               305,000            387,350
8.25%, 1/15/15 6                                                             305,000            387,350
                                                                                       --------------------
                                                                                                774,700

-----------------------------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                               750,000            639,958
-----------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                      1,456,960,000            637,813
-----------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                  315,000            303,975
-----------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]            460,000            711,653
                                                                                       --------------------
                                                                                              1,653,441

-----------------------------------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                               4,640,000            846,008
-----------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                        260,000            237,900
-----------------------------------------------------------------------------------------------------------
ECUADOR--0.2%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 10                           715,000            664,950
-----------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 6                           210,000            217,875
-----------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]           115,000            150,848
-----------------------------------------------------------------------------------------------------------
FRANCE--1.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                        465,000            652,083
5.75%, 10/25/32 [EUR]                                                      1,070,000          1,791,106
-----------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 5%, 1/12/06 [EUR]                                                     920,000          1,230,180
5 yr., 4.75%, 7/12/07 [EUR]                                                   50,000             68,587
                                                                                       --------------------
                                                                                              3,741,956

-----------------------------------------------------------------------------------------------------------
GERMANY--2.1%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                            950,000          1,237,487
Series 140, 4.50%, 8/17/07 [EUR]                                             730,000            996,963
-----------------------------------------------------------------------------------------------------------

16     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
GERMANY CONTINUED
Series 143, 3.50%, 10/10/08 [EUR]                                          2,735,000        $ 3,658,198
                                                                                       --------------------
                                                                                              5,892,648

-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN--2.4%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                             3,635,000          6,710,640
-----------------------------------------------------------------------------------------------------------
GREECE--0.6%
Greece (Republic of) Bonds, 3.50%, 4/18/08 [EUR]                             930,000          1,240,315
-----------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                  265,000            360,991
                                                                                       --------------------
                                                                                              1,601,306

-----------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                            170,000            202,725
10.25%, 11/8/11                                                               55,000             65,588
                                                                                       --------------------
                                                                                                268,313

-----------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]         68,320,000            362,250
-----------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (The State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]             1,980,000            501,682
-----------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23          560,000            606,460
                                                                                       --------------------
                                                                                              1,108,142

-----------------------------------------------------------------------------------------------------------
ITALY--2.0%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                                290,000            378,515
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                             460,000            624,440
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                            2,475,000          3,428,826
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                           860,000          1,150,169
                                                                                       --------------------
                                                                                              5,581,950

-----------------------------------------------------------------------------------------------------------
IVORY COAST--0.1%
Ivory Coast (Government of) Past Due Interest Bonds,
3/29/18 4,5,7 [FRF]                                                        3,857,000            136,993
-----------------------------------------------------------------------------------------------------------
JAPAN--1.7%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]      495,000,000          4,801,290
-----------------------------------------------------------------------------------------------------------
MEXICO--1.0%
United Mexican States Bonds:
7.50%, 4/8/33                                                                470,000            526,870
8.30%, 8/15/31                                                               230,000            279,680
11.375%, 9/15/16                                                              45,000             67,163
Series MI10, 8%, 12/19/13 [MXN]                                            6,128,000            495,888
Series M20, 8%, 12/7/23 [MXN]                                              8,845,000            660,980
Series MI10, 9.50%, 12/18/14 10 [MXN]                                      3,911,300            348,081
-----------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                              40,000,000            419,263
                                                                                       --------------------
                                                                                              2,797,925

-----------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09 12 [NZD]                      770,000            566,264
-----------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20               140,000            133,350
-----------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,            129,940            111,949
1/5/10
                                                                                       --------------------
                                                                                                245,299
-----------------------------------------------------------------------------------------------------------
NORWAY--1.2%
Norway (Government of) Bonds, 6%, 5/16/11 [NOK]                           19,030,000          3,426,049

17     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS CONTINUED
PANAMA--0.6%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                        $      445,000        $   457,238
8.125%, 4/28/34                                                              285,000            303,525
9.375%, 1/16/23                                                              785,000            922,375
                                                                                       --------------------
                                                                                              1,683,138

-----------------------------------------------------------------------------------------------------------
PERU--0.6%
Peru (Republic of) Bonds, 8.375%, 5/3/16                                     130,000            141,700
-----------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%,
3/7/17 10                                                                  1,232,000          1,170,400
-----------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                      310,000            333,250
                                                                                       --------------------
                                                                                              1,645,350

-----------------------------------------------------------------------------------------------------------
PHILIPPINES--0.7%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                              263,000            270,704
9.50%, 2/2/30 8                                                            1,210,000          1,205,463
10.625%, 3/16/25                                                             270,000            299,363
Series 5-57, 11.50%, 1/27/10 8 [PHP]                                      12,700,000            236,607
Series 5-56, 12.375%, 10/28/09 8 [PHP]                                     3,740,000             70,797
                                                                                       --------------------
                                                                                              2,082,934

-----------------------------------------------------------------------------------------------------------
POLAND--1.2%
Poland (Republic of) Bonds:
Series 0K0805, 5.33%, 8/12/05 1 [PLZ]                                      3,930,000          1,220,129
Series DS1013, 5%, 10/24/13 [PLZ]                                          1,580,000            471,626
Series WS0922, 5.75%, 9/23/22 [PLZ]                                          360,000            114,885
Series DS0509, 6%, 5/24/09 [PLZ]                                           4,940,000          1,576,478
                                                                                       --------------------
                                                                                              3,383,118

-----------------------------------------------------------------------------------------------------------
PORTUGAL--0.3%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%,
8/17/07 [EUR]                                                                265,000            364,820
-----------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 [EUR]                                                   235,000            348,203
                                                                                       --------------------
                                                                                                713,023

-----------------------------------------------------------------------------------------------------------
RUSSIA--2.4%
Aries Vermoegensverwaltungs GmbH Credit Linked Nts., 9.60%,
10/25/14                                                                   2,420,000          2,994,024
-----------------------------------------------------------------------------------------------------------
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%,
10/25/09 5 [EUR]                                                             270,000            400,967
-----------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 5                   770,000            757,638
-----------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 6                      1,120,000          1,180,200
-----------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 10                             1,270,750          1,334,453
                                                                                       --------------------
                                                                                              6,667,282

-----------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.6%
South Africa (Republic of) Bonds:
Series R204, 8%, 12/21/18 [ZAR]                                            1,100,000            183,237
Series R203, 8.25%, 9/15/17 [ZAR]                                          1,070,000            181,516
Series R186, 10.50%, 12/21/26 [ZAR]                                        3,785,000            844,735
Series R157, 13.50%, 9/15/15 [ZAR]                                         2,580,000            595,209
                                                                                       --------------------
                                                                                              1,804,697

18     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS CONTINUED
SPAIN--2.0%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                       1,470,000        $ 2,161,486
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                          840,000          1,403,266
-----------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.10%, 2/18/05 1 [EUR]                  1,460,000          1,901,178
                                                                                       --------------------
                                                                                              5,465,930

-----------------------------------------------------------------------------------------------------------
SWEDEN--2.1%
Sweden (Kingdom of) Bonds:
Series 1043, 5%, 1/28/09 [SEK]                                             3,800,000            585,162
Series 1045, 5.25%, 3/15/11 [SEK]                                         33,000,000          5,222,728
                                                                                       --------------------
                                                                                              5,807,890

-----------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                     425,000            679,303
-----------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                  1,075,000          1,112,625
-----------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                630,000            904,050
                                                                                       --------------------
                                                                                              2,016,675

                                                                                       --------------------
                                                                                             92,273,414

-----------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.1%
Algeria (Republic of) Loan Participation Nts., 2.183%, 3/4/10 5,10           263,083            259,795
-----------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
3/21/05 10                                                                   835,000            831,117

Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
1/25/06 10                                                                   965,000            956,798
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 5                         960,000            981,600
                                                                                       --------------------
                                                                                              3,029,310

                                                                              Shares
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 4,5,11             9,435             18,870

                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 4,5                                                                     3,000             45,000

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--7.5%
Arbor I Ltd., 17.99% Nts., 6/15/06 6,10                            $         250,000            259,831
-----------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
[COP]                                                                    742,500,000            392,825
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07
[COP]                                                                  1,476,565,000            775,697
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]      430,000,000            227,494
Ukraine Hryvnia Unsec. Credit Linked Nts., 8%, 5/25/05 [UAH]               1,675,002            314,085
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 5 [UAH]           1,387,000            261,230
Brazilian Real Unsec. Credit Linked Nts., 1/5/10 8 [BRR]                     801,405            146,663
Dominican Republic Peso Unsec. Credit Linked Nts., 24.323%,
3/7/05 [DOP]                                                               6,937,000            247,565
Brazilian Real Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]               737,516            152,108
Peruvian Sol Credit Linked Nts., Series II, 2.33%, 4/13/05 [PEN]             920,000            282,242

19     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
1/12/06 [EGP]                                                              1,480,000        $   234,418
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
12/29/05 [EGP]                                                               450,000             71,500
Colombia(Republic of) Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                                            182,969,362             96,800
Brazilian Real Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]               646,702            155,528
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8%,
10/25/05 [EGP]                                                             1,300,000            210,795
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]      303,000,000            159,902
Dominican Republic Peso Unsec. Credit Linked Nts., 24.05%,
3/21/05 5 [DOP]                                                            7,353,988            252,142
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]      352,000,000            186,225
Colombia(Republic of) Unsec. Credit Linked Nts., 3.12%, 11/20/09             950,000            951,425
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Moscow ( City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 [RUR]                                                             9,100,000            354,660
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                       9,855,000            354,105
Moscow ( City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                              9,495,000            360,688
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]           9,640,000            345,110
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(USA), U.S. Dollar/South African Rand Linked Nts., Series Fbi 43,
1.468%, 5/23/22                                                              540,000            518,022
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 872, 25.85%, 10/20/05 10                                                  140,000            152,622
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 868, 27.56%, 8/25/05                                                      790,000            717,391
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 880, 20%, 10/18/07                                                        415,000            520,725
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM G1, 20%, 10/18/07 [TRY]                                                   380,008            323,526
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
NA S 316, 22.11%, 2/23/06                                                    206,000            171,036
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%,
10/18/07                                                                     120,000            136,015
-----------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                           5,140,000            190,055
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                           15,165,000            583,793
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                   310,000            332,691
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                   310,000            328,774
Ukraine (Republic of) Credit Linked Nts., 6.57%, 8/5/11                    1,540,000          1,715,406
Russian Federation Linked Nts., 8.40%, 12/2/09 [RUR]                       6,685,000            240,803
Philippines (Republic of) Linked Nts., 12.375%, 11/1/09 8 [PHP]           14,960,000            290,617
Ukraine (Republic of) Hryvnia Credit Linked Nts., 10.208%,
7/1/09 5 [UAH]                                                             1,387,000            278,340
Romania (The State of) Leu Linked Nts., 11.49%, 12/4/06 [ROL]          2,628,800,000             92,781
Nigeria (Federal Republic of) Naira Linked Nts., 13.75%,
3/3/05 [NGN]                                                              21,991,000            163,404
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15 8                 270,000            262,440
Nigeria (Republic of) Credit Linked Nts., 13.90%, 2/24/05 [NGN]           39,680,000            295,647
European Investment Bank, Russian Federation Ruble Linked Nts.,
1/19/10                                                                      240,000            180,300
Botswana (Republic of) Credit Liked Nts., 10.75%, 6/1/05 [BWP]               340,000             76,398
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 5                320,000            396,160
Ukraine (Republic of) Hryvnia Credit Linked Nts., 11.70%,
5/31/06 [UAH]                                                                588,000            115,086
Ukraine (Republic of) Hryvnia Credit Linked Nts., 20%,
12/17/05 [UAH]                                                               500,000             96,874
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 5                319,000            394,922
Nigeria (Federal Republic of) Naira Linked Nts., 13.25%,
3/17/05 [NGN]                                                             33,158,000            245,035
-----------------------------------------------------------------------------------------------------------
Foundation RE Ltd., 6.40% Nts., 11/24/08 5,10                                250,000            251,563
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
United Mexican States Peso Linked Nts., 5.10%, 1/14/15                       300,000              5,018

20     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
United Mexican States Peso Linked Nts., 5.08%, 1/20/15                $      300,000        $     5,016
-----------------------------------------------------------------------------------------------------------
Helix 04 Ltd., Sec. Nts. 7.96%, 6/30/09 10                                   250,000            251,863
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, Brazilian Real Linked Bonds, 33.16%,
1/2/15 [BRR]                                                               3,577,390            296,607
-----------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.20%, 8/25/05                                                              480,000            427,632
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
28.25%, 5/26/05                                                              495,199            514,413
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%,
10/17/07                                                                     440,000            542,520
Romania (The State of) Treasury Bills Total Return Linked Nts.,
14.80%, 5/23/05 [ROL]                                                    448,000,000             17,358
Romania (The State of) Treasury Bills Total Return Linked Nts.,
8.59%, 4/21/05 [ROL]                                                     531,000,000             18,101
Romania (The State of) Treasury Bills Total Return Linked Nts.,
8.88%, 4/28/05 [ROL]                                                     353,000,000             12,006
Romania (The State of) Treasury Bills Linked Nts., 13.99%,
4/4/05 [ROL]                                                           1,520,000,000             58,890
Romania (The State of) Treasury Bills Linked Nts., Series II, 14%,
3/13/05 [ROL]                                                          1,520,000,000             59,301
Romania (The State of) Treasury Bills Linked Nts., 14.20%,
4/18/05 [ROL]                                                            620,000,000             23,974
Romania (The State of) Treasury Bills Linked Nts., 15%,
5/9/05 [ROL]                                                             610,000,000             23,589
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela ( Republic of)
Credit Bonds, 5%, 9/20/09                                                    610,000            663,748
-----------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Nts., 13.25%, 4/14/05 [NGN]        16,810,000            122,873
-----------------------------------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2003-II, Cl. A, 8.49%, 6/15/06 6,10                                   250,000            255,200
Series 2003-II, Cl. B, 7.49%, 6/15/06 6,10                                   250,000            256,019
Series 2003-II, Cl. C, 8.24%, 6/15/06 6,10                                   250,000            253,775
-----------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked
Nts., 6.29%, 5/16/05 6,10                                                    250,000            251,425
-----------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 6.71%, 1/9/07 5,10                                              250,000            250,613
-----------------------------------------------------------------------------------------------------------
UBS AG:
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                  770,000            791,033
Israel (State of) Shekel Linked Nts., 7.50%, 4/5/14 [ILS]                  1,742,800            428,590
                                                                                       --------------------
                                                                                             21,393,028

                                                                                       --------------------
Total International Sector (Cost $120,972,077)                                              129,723,563

ASSET-BACKED SECTOR--18.8%
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%
AUTO LOAN--2.1%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                           98,487             98,322
-----------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                              245,903            245,028
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                         55,307             55,580
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                         18,377             18,374
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                          57,250             57,395
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                         43,623             43,634
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                        271,580            271,108

21     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

Series 2004-B, Cl. A2, 2.48%, 2/8/07 5                                   $   100,000       $     99,700
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                         360,000            358,565
Series 2005-A, Cl. A2, 3.22%, 9/8/07 5                                       300,000            299,688
-----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                       435,632            433,971
Series 2005-A, Cl. A3, 3.56%, 11/17/08                                       180,000            179,813
-----------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        208,057            207,281
-----------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                        191,570            191,200
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                        256,326            255,683
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                        120,000            120,000
-----------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                               91,105             90,917
-----------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                       112,884            112,804
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                        148,849            148,650
-----------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                           158,293            157,701
-----------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                               170,000            169,232
-----------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                        41,683             41,840
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        180,005            179,228
-----------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                         14,098             14,112
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                         53,242             53,223
-----------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                        46,201             46,185
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        406,995            405,633
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                        230,000            229,157
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                        170,000            169,479
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                            230,000            228,841
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                          134,495            134,194
-----------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                               170,000            169,184
-----------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                        225,163            225,044
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       173,404            173,092
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                       220,000            218,982
                                                                                       --------------------
                                                                                              5,902,840

-----------------------------------------------------------------------------------------------------------
CREDIT CARD--0.5%
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                       230,000            236,834
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                       220,000            221,096

22     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CREDIT CARD CONTINUED
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 5                                                             $    1,000,000        $ 1,040,909
                                                                                       --------------------
                                                                                              1,498,839

-----------------------------------------------------------------------------------------------------------
EQUIPMENT--0.1%
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 5                                          190,000            189,042
-----------------------------------------------------------------------------------------------------------
HOME EQUITY LOAN--0.3%
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                         8,270              8,261
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                        51,261             51,172
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 5                                     112,888            112,442
-----------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                        27,172             27,154
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                       94,965             94,669
-----------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                           87,904             87,720
-----------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.63%, 5/25/33 10                                      5,564              5,567
Series 2003-3, Cl. AF1, 2.65%, 8/25/33 10                                     69,748             69,790
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.68%, 11/25/34 5,10                                  102,486            102,553
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                      327,925            326,237
                                                                                       --------------------
                                                                                                885,565

                                                                                       --------------------
                                                                                              8,476,286

GOVERNMENT AGENCY--12.3%
FHLMC/FNMA/SPONSORED--12.2%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44               227,598            241,112
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 2/1/35 8                                                               2,115,000          2,112,356
6.406%, 10/1/34 8                                                          1,038,000          1,075,952
7%, 3/1/31-11/1/33                                                           877,653            929,891
12%, 5/1/10-6/1/15                                                            88,952             98,637
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                            55,045             55,418
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          146,730            152,260
Series 2080, Cl. Z, 6.50%, 8/15/28                                            97,732            100,523
Series 2387, Cl. PD, 6%, 4/15/30                                             186,849            192,741
Series 2430, Cl. ND, 6.50%, 1/15/31                                        1,054,708          1,060,898
Series 2466, Cl. PD, 6.50%, 4/15/30                                           39,583             39,701
Series 2498, Cl. PC, 5.50%, 10/15/14                                          24,968             25,157
Series 2500, Cl. FD, 2.98%, 3/15/32 10                                        77,710             78,370
Series 2526, Cl. FE, 2.88%, 6/15/29 10                                       112,310            112,975
Series 2551, Cl. FD, 2.88%, 1/15/33 10                                        88,729             89,350

23     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (0.39)%, 7/1/26 13                                 $      244,819        $    45,235
Series 192, Cl. IO, 4.075%, 2/1/28 13                                         43,009              7,953
Series 200, Cl. IO, 3.696%, 1/1/29 13                                         52,620              9,895
Series 205, Cl. IO, 1.096%, 9/1/29 13                                        296,417             51,923
Series 2074, Cl. S, 7.408%, 7/17/28 13                                        55,162              7,142
Series 2079, Cl. S, 5.144%, 7/17/28 13                                        86,529             11,366
Series 208, Cl. IO, (27.904)%, 6/1/30 13                                     261,404             43,303
Series 2526, Cl. SE, 17.043%, 6/15/29 13                                     146,181             11,661
Series 2819, Cl. S, 10.378%, 6/15/34 13                                    1,355,421            132,909
Series 2920, Cl. S, 29.07%, 1/15/35 13                                       938,000             55,067
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 2/1/20 8                                                            1,378,000          1,375,848
5%, 2/1/20-2/1/35 8                                                        3,236,000          3,246,066
5.50%, 3/1/33-1/1/34                                                       1,875,587          1,913,417
5.50%, 2/1/35 8                                                            2,733,000          2,783,391
6%, 2/1/35-3/1/35 8                                                        5,607,000          5,783,692
6.50%, 10/1/30                                                                57,203             59,968
6.50%, 1/1/29 2                                                            1,343,883          1,408,840
6.50%, 4/1/35 8                                                            2,157,000          2,254,065
7%, 9/1/29-8/1/34                                                          4,989,531          5,282,379
7%, 2/1/35 8                                                                 395,000            417,959
7.50%, 6/1/10-9/1/29                                                         231,554            247,552
8.50%, 7/1/32                                                                 20,940             22,742
11%, 7/1/16                                                                   59,314             66,030
13%, 6/1/15                                                                  157,377            179,255
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                            373,274            391,527
Trust 1998-63, Cl. PG, 6%, 3/25/27                                            49,316             49,504
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           101,198            103,671
Trust 2001-70, Cl. LR, 6%, 9/25/30                                            99,974            101,804
Trust 2001-72, Cl. NH, 6%, 4/25/30                                            77,211             78,814
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            30,604             30,985
Trust 2002-50, Cl. PD, 6%, 9/25/27                                            33,408             33,391
Trust 2002-77, Cl. WF, 2.88%, 12/18/32 10                                    142,436            143,319
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        141,865            142,060
Trust 2003-10, Cl. HP, 5%, 2/25/18                                           320,000            323,918
Trust 2003-81, Cl. PA, 5%, 2/25/12                                            55,700             55,832
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          208,000            211,756
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 319, Cl. 2, (2.192)%, 2/1/32 13                                         94,008             16,819
Trust 2002-28, Cl. SA, 12.732%, 4/25/32 13                                    79,138              7,675
Trust 2002-38, Cl. SO, 19.293%, 4/25/32 13                                   231,638             17,230
Trust 2002-39, Cl. SD, 9.282%, 3/18/32 13                                    122,921             11,130
Trust 2002-48, Cl. S, 11.10%, 7/25/32 13                                     125,631             12,785
Trust 2002-53, Cl. SK, 9.476%, 4/25/32 13                                     76,712              7,417


24     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-56, Cl. SN, 13.426%, 7/25/32 13                            $      173,054        $    17,662
Trust 2002-77, Cl. IS, 15.729%, 12/18/32 13                                  394,642             38,028
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, (0.32)%, 5/1/23 13                                          91,613             17,617
Trust 240, Cl. 2, 4.938%, 9/1/23 13                                          133,727             25,929
Trust 247, Cl. 2, 0.485%, 10/1/23 13                                         428,717             78,797
Trust 301, Cl. 2, (3.024)%, 4/1/29 13                                        190,817             35,412
Trust 321, Cl. 2, (2.62)%, 3/1/32 13                                         414,806             77,771
Trust 324, Cl. 2, (8.77)%, 6/1/32 13                                         595,555            118,167
Trust 329, Cl. 2, 2.903%, 1/1/33 13                                          453,546             90,226
Trust 333, Cl. 2, 4.421%, 3/1/33 13                                          140,816             28,454
Trust 2001-63, Cl. SD, 16.06%, 12/18/31 13                                   117,551             12,941
Trust 2001-68, Cl. SC, 13.523%, 11/25/31 13                                   86,377              9,248
Trust 2001-81, Cl. S, 14.061%, 1/25/32 13                                    104,740             12,514
Trust 2002-9, Cl. MS, 10.834%, 3/25/32 13                                    143,597             15,150
Trust 2002-77, Cl. SH, 20.892%, 12/18/32 13                                  128,448             14,862
                                                                                       --------------------
                                                                                             34,115,414

-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
3.75%, 7/20/27                                                                19,749             20,059
7%, 1/15/28-3/15/28                                                           56,106             59,677
11%, 10/20/19                                                                 47,827             53,471
12%, 11/20/13-9/20/15                                                         64,837             73,411
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn. Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 6.819%, 3/16/28 13                                    104,642             12,531
Series 1998-19, Cl. SB, 5.91%, 7/16/28 13                                    174,968             22,734
                                                                                       --------------------
                                                                                                241,883

                                                                                       --------------------
                                                                                             34,357,297

-----------------------------------------------------------------------------------------------------------
PRIVATE--3.5%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--3.5%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                     1,500,000          1,624,772
-----------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      176,958            177,238
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      109,675            109,543
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                       354,522            360,365
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       270,379            280,350
-----------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
8.20%, 6/22/24 13                                                          7,387,545            290,793
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations:
Series 2004-J9, Cl. 1A1, 2.71%, 10/25/34 10                                  244,404            244,702
eries 2005-J1, Cl. 4A1, 6.50%, 1/15/35 8                                     360,000            370,800
-----------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      140,000            149,904

25     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
COMMERCIAL--Continued
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29    $      112,183        $   118,259
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F, 7.102%, 5/15/30 10                    2,000,000          2,096,677
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42 8                                                                    160,000            160,788
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.577%, 12/25/34 5,10                                        374,298            374,403
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                            375,865            386,490
-----------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                         1,116,261          1,115,663
-----------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                        524,311            539,385
-----------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        160,000            172,411
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                      380,000            437,731
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C16, Cl. A2, 4.38%, 10/15/41                        240,000            241,659
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                    406,952            408,208
Series 2004-N, Cl. A10, 3.803%, 8/25/34 5                                    335,461            336,313
                                                                                       --------------------
                                                                                              9,996,454

-----------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.0%
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 5                                   70,000             69,808
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                      50,000             50,000
                                                                                       --------------------
                                                                                                119,808

                                                                                       --------------------
                                                                                             10,116,262

                                                                                       --------------------
Total Asset-Backed Sector (Cost $52,339,662)                                                 52,949,845

-----------------------------------------------------------------------------------------------------------
MONEY MARKET SECTOR--1.8%
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
Undivided interest of 0.74% in joint repurchase agreement (Principal
Amount/Value $693,205,000, with a maturity value of $693,252,176)
with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at
$5,132,349 on 2/1/05, collateralized by Federal National Mortgage
Assn., 6%, 8/1/34, with a value of $707,569,904  (Cost $5,132,000)         5,132,000          5,132,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $288,996,640)                                 301,121,395

26     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2%
-----------------------------------------------------------------------------------------------------------

Undivided interest of 0.02% in joint repurchase agreement (Principal
Amount/Value $2,600,000,000, with a maturity value of $2,600,184,167)
with Nomura Securities, 2.55%, dated 1/31/05, to be repurchased at
$163,815 on 2/1/05, collateralized by U.S. Government Mortgage Agencies,
0%-7%, 1/15/08-3/15/46, with a value of $2,698,299,235 14                    $613,772     $     613,772
-----------------------------------------------------------------------------------------------------------

Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $613,772)                                                                          613,772
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $289,610,412)                                 107.0%      301,735,167
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (7.0)      (19,712,030)
                                                                     -------------------------------------
Net Assets                                                                      100.0%    $ 282,023,137
                                                                     =====================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP Argentine Peso
AUD Australian Dollar
BRR Brazilian Real
BWP Botswana Pula
CAD Canadian Dollar
COP Colombian Peso
DKK Danish Krone
DOP Dominican Republic Peso
EGP Egyptian Pounds
EUR Euro
FRF French Franc
GBP British Pound Sterling
HUF Hungarian Forint
ILS Israeli Shekel
JPY Japanese Yen
MXN Mexican Nuevo Peso
NGN Nigeria Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PHP Philippines Peso
PLZ Polish Zloty
ROL Romanian Leu
RUR Russian Ruble
SEK Swedish Krona
TRY New Turkish Lira
UAH Ukraine Hryvnia
ZAR South African Rand

1. Zero coupon bond reflects effective yield on the date of purchase.
2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $2,870,300. See accompanying Notes to Quarterly Statement of Investments.
3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.
4. Non-income producing security.
5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2005 was $17,405,574, which represents 6.20% of the Fund's net assets, of which $44,422 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

27     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,070,493 or 7.86% of the Fund's net assets as of January 31, 2005.
7. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.
8. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See accompanying Notes to Quarterly Statement of Investments.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Represents the current interest rate for a variable or increasing rate security.
11. Interest or dividend is paid-in-kind.
12. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                     PRINCIPAL   EXPIRATION   EXERCISE     PREMIUM
               SUBJECT TO CALL        DATES      PRICE    RECEIVED    VALUE
--------------------------------------------------------------------------------
New Zealand
(Government of) Bonds,
7%,7/15/09              380 NZD      3/7/05     $ 5.95      $1,070   $   23
New Zealand
(Government of) Bonds,
7%,7/15/09              380 NZD      3/7/05      6.085         299    2,985
                                                            ---------------
                                                            $1,369   $3,008
                                                            ===============

13. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,368,346 or 0.49% of the Fund's net assets as of January 31, 2005.
14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $289,777,284
                                              =============

Gross unrealized appreciation                 $ 17,431,282
Gross unrealized depreciation                   (5,473,399)
                                              -------------
Net unrealized appreciation                   $ 11,957,883
                                              =============

28     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of January 31, 2005, the market value of these securities comprised 7.8% of the Fund's net assets and resulted in unrealized gains of $1,350,293.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $34,531,597 of securities on a when-issued basis or forward commitment and sold $12,942,506 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The

29     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2005, securities with an aggregate market value of $4,774,140, representing 1.70% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

30     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT
                               EXPIRATION        AMOUNT VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                DATES        (000S)   JAN. 31, 2005   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)               2/2/05      1,430ARP     $   489,508    $   22,889       $     --
Australian Dollar (AUD)           2/24/05      1,230AUD         951,562        17,992             --
Brazilian Real (BRR)     10/13/05-3/14/05     12,095BRR       4,463,739       423,052             --
British Pound Sterling
(GBP)                             2/24/05        500GBP         940,456         6,956             --
Chilean Peso (CLP)          2/7/05-3/1/05    963,150CLP       1,651,857         1,888         13,236
Columbian Peso (COP)              2/18/05    213,030COP          90,054            --          1,023
Czech Koruna (CZK)                4/22/05     11,055CZK         478,760        37,610             --
Euro (EUR)                         3/2/05        940EUR       1,225,626            --         25,087
Hungary Forints (HUF)             4/11/05     72,080HUF         378,162            --            827
Indian Rupee (INR)       11/9/05-12/20/05     14,800INR         335,891         7,728            144
Japanese Yen (JPY)        3/15/05-3/31/05  1,364,640JPY      13,217,116       389,671             --
Mexican Nuevo Peso
(MXN)                              2/7/05      3,520MXN         314,139         6,029             --
New Zealand Dollar
(NZD)                      2/2/05-2/24/05      1,746NZD       1,237,261         7,212          1,804
Norwegian Krone (NOK)      2/1/05-2/16/05     20,103NOK       3,159,096            --         26,819
Philippines Peso (PHP)     2/3/05-2/14/05     32,896PHP         597,022         1,069             --
Russian Ruble (RUR)              10/27/05      9,910RUR         349,865        10,366             --
Slovakia Koruna (SKK)     2/18/05-3/21/05     19,420SKK         664,013        16,219            952
South African Rand
(ZAR)                             4/11/05      1,880ZAR         310,865         7,312             --
South Korean Won (KRW)            2/23/05    177,690KRW         173,026         6,024             --
Swedish Krona (SEK)        2/1/05-2/16/05     21,089SEK       3,017,122            --         17,372
                                                                         ---------------------------
                                                                              962,017         87,264
                                                                         ---------------------------
CONTRACTS TO SELL

Australian Dollar (AUD)            3/2/05      3,530AUD       2,729,739            --          9,112
Brazilian Real (BRR)               2/2/05        155BRR          59,230            --          2,380
British Pound Sterling
(GBP)                       5/9/05-7/6/05      2,290GBP       4,288,592           927        116,776
Euro (EUR)                2/01/05-4/22/05     21,071EUR      27,470,046        61,626        126,996
Japanese Yen (JPY)                4/22/05    374,000JPY       3,626,158         9,060          6,042
Norwegian Krone (NOK)     2/16/05-2/22/05     14,040NOK       2,206,765        24,488             --
Swedish Krona (SEK)               2/16/05      9,040SEK       1,293,425        14,330             --
Swiss Franc (CHF)                 2/22/05      1,100CHF         926,100            --            252
                                                                       -----------------------------
                                                                              110,431        261,558
                                                                       -----------------------------
Total unrealized appreciation and depreciation                             $1,072,448       $348,822
                                                                       =============================

31     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                             UNREALIZED
                                       EXPIRATION     NUMBER OF      VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                        DATES     CONTRACTS        JAN. 31, 2005     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 10 yr.              3/8/05             9  $         1,406,851  $           6,959
Japan (Government of) Bonds, 10 yr.        3/9/05             8            1,077,553              2,857
NASDAQ 100 Index                          3/17/05            12            1,828,800            (58,316)
Nikkei 225 Index                          3/10/05             3              170,775              1,675
U.S. Long Bonds                           3/21/05           182           20,901,563            220,555
U.S. Treasury Nts., 2 yr.                 3/31/05           124           25,923,750            (13,097)
U.S. Treasury Nts., 10 yr.                3/21/05            16            1,796,250              4,391
                                                                                      ------------------
                                                                                                165,024
                                                                                      ------------------
CONTRACTS TO SELL
DAX Index                                 3/18/05             7              974,194             (8,758)
FTSE 100 Index                            3/18/05             2              181,790               (460)
Japan (Government of) Bonds, 10 yr.       3/10/05             3            4,041,691            (34,453)
United Kingdom Long Gilt                  3/29/05             1              209,025                220
U.S. Treasury Nts., 2 yr.                 3/31/05            25            5,226,563              7,306
U.S. Treasury Nts., 5 yr.                 3/21/05           110           12,017,500            (10,506)
                                                                                      ------------------
                                                                                                (46,651)
                                                                                      ------------------
                                                                                      $         118,373
                                                                                      ==================

32     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings.When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended January 31, 2005 was as follows:

                                                 CALL OPTIONS                        PUT OPTIONS
                              ----------------------------------- -----------------------------------
                                   PRINCIPAL/                          PRINCIPAL/
                                    NUMBER OF          AMOUNT OF        NUMBER OF          AMOUNT OF
                                    CONTRACTS           PREMIUMS        CONTRACTS           PREMIUMS
-----------------------------------------------------------------------------------------------------
Options outstanding as of
October 31, 2004                          450          $   1,335               --          $      --
Options written                           830              1,566          800,000              1,850
Options closed or expired                (520)            (1,532)        (800,000)            (1,850)
                              -----------------------------------------------------------------------
Options outstanding as of
January 31, 2005                          760          $   1,369               --          $      --
                              =======================================================================


INTEREST RATE SWAP CONTRACTS. The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for

33     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay \or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of January 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                              Fixed Rate     Floating Rate
                                                 Paid by       Received by                                 Unrealized
                            Notional         the Fund at       the Fund at      Floating  Termination    Appreciation
Swap Counterparty           Amount         Jan. 31, 2005     Jan. 31, 2005    Rate Index        Dates  (Depreciation)
---------------------------------------------------------------------------------------------------------------------
                                                                             Three-Month
Deutsche Bank AG             1,070,000CAD          3.475%             2.59%  CDOR             1/28/07     $       177

                                                                             Three-Month
Deutsche Bank AG, 10 yr.     4,000,000              2.28              5.32   LIBOR BBA        5/12/14         286,486

Deutsche Bank AG, 5 yr.     28,440,000INR           4.88             4.972   IRS              1/15/09          31,088

                                                                             Three-Month
Deutsche Bank AG, 5 yr.      1,820,000             3.103              2.44   LIBOR flat        3/4/08          20,392

                                                                             90-day
Deutsche Bank AG, 5 yr.     20,340,000TWD           2.59              1.19   CPTW             8/19/09            (378)

Goldman Sachs Group,
Inc. (The)                   3,810,000MXN           8.93              9.74   MXN-TIIE          1/5/10             398

Goldman Sachs Group,
Inc. (The)                   7,620,000MXN           8.94              9.84   MXN-TIIE        12/31/09           3,628

                                                                             Six-Month
JPMorgan Chase Bank            360,000EUR           3.14              2.20   LIBOR flat       7/14/08         (12,329)

                                                                             Six-Month
JPMorgan Chase Bank        100,600,000HUF           8.88              7.00   LIBOR flat       7/14/08            (237)

                                                                             28 Day MXN
JPMorgan Chase Bank          5,010,000MXN           8.93             10.88   TIIE            11/16/14          14,448

                                                                             Three-Month
JPMorgan Chase Bank          4,300,000             3.052              2.48   LIBOR flat       3/10/08          77,783

                                                                             Three-Month
JPMorgan Chase Bank          8,500,000              2.55              4.38   LIBOR            9/27/09          29,338

                                                                             Three-Month
JPMorgan Chase Bank          9,000,000              4.24              2.10   LIBOR            7/23/09         (92,583)

                                                                             Three-Month
JPMorgan Chase Bank            710,000              2.13              4.94   Libor BBA        4/30/14          30,623

                                                                             Three-Month
JPMorgan Chase Bank, 5 yr.  27,000,000              2.21             4.073   LIBOR BBA         5/6/09         224,914

Morgan Stanley                                                               Three-Month
Capital Services, Inc.       8,500,000              3.82              2.77   LIBOR flat      11/10/08           4,344

Morgan Stanley                                                               Three-Month
Capital Services, Inc.      11,000,000              2.32              2.26   LIBOR flat      11/10/05          68,963
                                                                                                          ------------
                                                                                                          $   687,055
                                                                                                          ============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations

34     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

and currencies are as follows:

CAD                     Canadian Dollar

EUR                     Euro

HUF                     Hungary Forints

INR                     Indian Rupee

MXN                     Mexican Nuevo Peso

TWD                     New Taiwan Dollar

CDOR                    Canada Bankers Acceptances Rate

CPTW                    Bloomberg Taiwan Secondary Commercial Papers

IRS                     India Swap Composites

LIBOR                   London-Interbank Offered Rate

LIBOR BBA               London-Interbank Offered Rate British Bankers
                        Association

MXN TIIE                Mexican Peso-Interbank Equilibrium Interest Rate

CREDIT SWAP CONTRACTS. The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or Owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if The counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. During the year ended January 31, 2005, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                UNREALIZED
                               EXPIRATION      NOTIONAL   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES        AMOUNT     JAN. 31, 2005   (DEPRECIATION)
-------------------------------------------------------------------------------------------
Citigroup Global Markets
Ltd., Venezuela (Republic of)
Credit Nts.                      11/20/09    $  950,000      $    (8,368)      $    (8,368)
Deutsche Bank AG, United
Mexican States Credit Bonds,      9/20/13       630,000          (42,367)         (42,367)
JPMorgan Chase Bank:
Jordan (Kingdom of) Credit
Nts.                               6/6/06       175,000             (873)            (873)
Russian Federation Credit
Bonds                             10/9/13       330,000          (17,907)         (17,907)
Lehman Brothers Special
Financing, Inc.:
Brazil (Federal Republic of)
Credit Bonds                      8/20/09     1,240,000         (175,085)        (175,085)
Turkey (Republic of) Credit
Bonds                            11/11/09       210,000           (7,092)          (7,092)
Turkey (Republic of) Credit
Bonds                            11/11/06       460,000            5,375             5,375
Morgan Stanley Capital
Services, Inc.:
Brazil (Federal Republic of)
Credit Bonds                      8/20/09       505,000          (71,955)         (71,955)
Brazil (Federal Republic of)
Credit Bonds                      8/20/09       505,000          (73,075)         (73,075)
Hungary (Republic of) Credit
Bonds                             12/2/13       900,000          (20,100)         (20,100)
Turkey (Republic of) Credit
Bonds                             2/20/15       630,000           (6,686)          (6,686)
Venezuela (Republic of)
Credit Bonds                      8/20/09       460,000            53,184           53,184
Venezuela (Republic of)
Credit Bonds                      2/20/14       540,000         (146,888)        (146,888)
UBS AG:
Brazil (Federal Republic of)
Credit Bonds                     10/20/09       420,000          (20,511)         (20,511)
Russian Federation Credit
Bonds                             11/4/14       560,000          (21,516)         (21,516)
Russian Federation Credit
Bonds                             11/5/14       280,000           (9,654)          (9,654)
Russian Federation Credit
Bonds                             11/2/14       560,000          (25,924)         (25,924)
Venezuela (Republic of)
Credit Bonds                      6/20/14     1,230,000         (265,534)        (265,534)
Venezuela (Republic of)
Credit Bonds                      8/20/06       610,000          (30,205)         (30,205)
Venezuela (Republic of)
Credit Bonds                      8/20/09       305,000            32,815           32,815
Venezuela (Republic of)
Credit Bonds                      8/20/06       920,000          (45,325)         (45,325)
                                                                               -----------
                                                                               $ (897,691)
                                                                               ===========


35     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

SWAPTION TRANSACTIONS. The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the period ended January 31, 2005 was as follows:

                                                    CALL SWAPTIONS                       PUT SWAPTIONS
                                ----------------------------------- -----------------------------------
                                       NOTIONAL          AMOUNT OF         NOTIONAL          AMOUNT OF
                                         AMOUNT           PREMIUMS           AMOUNT           PREMIUMS
-------------------------------------------------------------------------------------------------------
Swaptions outstanding as of
October 31, 2004                      3,115,000        $    30,823        3,940,000        $    18,387
Swaptions written                     2,685,000             26,569        3,940,000             13,609
Swaptions closed or expired          (3,115,000)           (30,823)      (4,550,000)           (20,494)
                                -----------------------------------------------------------------------
Swaptions outstanding as of
January 31, 2005                      2,685,000        $    26,569        3,330,000        $    11,502
                                =======================================================================

As of January 31, 2005, the Fund had entered into the following swaption contracts.:

                          NOTIONAL      EXPIRATION    EXERCISE         PREMIUM
SWAPTIONS                   AMOUNT           DATES        RATE        RECEIVED     VALUE
-----------------------------------------------------------------------------------------
British Pound Sterling   2,685,000GBP      3/29/05       4.792%       $ 26,569  $ 10,620
Deutsche Bank AG         3,330,000AUD       2/3/05       5.685          11,502     1,581

Notional amount is denoted in the following currencies:
AUD  Australian Dollar
GBP  British Pound Sterling

ILLIQUID OR RESTRICTED SECURITIES. As of January 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not

36     |     Oppenheimer Multi-Sector Income Trust

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                         ACQUISITION                     VALUATION AS OF          UNREALIZED
SECURITY                        DATE          COST      JANUARY 31, 2005        APPRECIATION
---------------------------------------------------------------------------------------------
CURENCY
Argentine Peso (ARP)         1/10/05      $ 43,855             $  44,422              $  567

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of January 31, 2005, the Fund had on loan securities valued at $10,352,039. Collateral of $10,527,937 was received for the loans, of which $613,772 was received in cash and subsequently invested in approved instruments.

37     |     Oppenheimer Multi-Sector Income Trust

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-Sector Income Trust


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005